Vanguard® International Dividend Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.5%)
Belgium (3.2%)
KBC Group NV ADR	57,185	4,113
Canada (14.2%)
Royal Bank of Canada	24,202	5,066
Intact Financial Corp.	23,623	4,638
Canadian National Railway Co.	28,397	3,611
Sun Life Financial Inc.	34,451	2,858
Dollarama Inc.	16,758	2,283
		18,456
Denmark (3.3%)
Novo Nordisk A/S Class B	51,518	2,437
DSV A/S	8,711	1,882
		4,319
Finland (1.5%)
Kone OYJ Class B	34,126	1,969
France (6.3%)
Schneider Electric SE	14,701	4,939
L'Oreal SA (XPAR)	4,423	1,970
Safran SA	3,369	1,324
		8,233
Germany (7.4%)
Symrise AG	34,267	3,516
Merck KGaA	19,672	3,251
SAP SE	15,509	2,843
		9,610
Hong Kong (2.5%)
AIA Group Ltd.	322,958	3,256
Japan (16.9%)
Keyence Corp.	8,986	4,507
Pan Pacific International Holdings Corp.	569,080	3,229
Chugai Pharmaceutical Co. Ltd.	69,655	3,023
Hoya Corp.	18,751	2,867
Mizuho Financial Group Inc.	47,379	2,456
Nippon Sanso Holdings Corp.	60,233	2,165
KDDI Corp.	74,390	1,371
Ajinomoto Co. Inc.	43,609	1,345
Nintendo Co. Ltd.	23,090	1,102
		22,065
Netherlands (3.2%)
ASML Holding NV	2,504	4,126
Singapore (2.3%)
DBS Group Holdings Ltd.	51,858	2,992
Spain (2.9%)
Industria de Diseno Textil SA	37,726	2,462
Iberdrola SA	54,124	1,286
		3,748
Sweden (4.6%)
Atlas Copco AB Class A	147,370	3,114
Assa Abloy AB Class B	77,325	2,869
		5,983
Switzerland (12.0%)
UBS Group AG (Registered)	60,014	3,172
Sika AG (Registered)	13,607	3,062

		Shares	Market Value ($000)
	Roche Holding AG	6,722	2,938
	Chocoladefabriken Lindt & Spruengli AG	247	2,851
	Novartis AG (Registered)	13,737	2,148
	Nestle SA (Registered)	14,275	1,427
			15,598
United Kingdom (15.9%)
	Unilever plc	49,251	3,154
	Experian plc	83,136	3,137
	RELX plc	84,346	2,967
	BAE Systems plc	100,829	2,854
	Compass Group plc	68,879	2,187
	Prudential plc (XLON)	114,886	1,727
	AstraZeneca plc	9,696	1,649
	Shell plc (XLON)	34,233	1,567
	London Stock Exchange Group plc	13,065	1,470
			20,712
United States (2.3%)
	Linde plc	6,371	3,048
Total Common Stocks (Cost $109,055)			128,228
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 3.718% (Cost $1,186)	11,862	1,186
Total Investments (99.4%) (Cost $110,241)			129,414
Other Assets and Liabilities—Net (0.6%)			732
Net Assets (100%)			130,146
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	21,504	—	—	21,504
Common Stocks—Other	4,113	102,611	—	106,724
Temporary Cash Investments	1,186	—	—	1,186
Total	26,803	102,611	—	129,414